Paul Hastings LLP

Twenty-Fourth Floor

55 Second Street

San Francisco, CA 94105-3441

telephone 415-856-7000

facsimile 415-856-7100

www.paulhastings.com

(415) 856-7007 davidhearth@paulhastings.com
July 30, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:      Matthews A Share Selections Fund, LLC — File No. 811-22809

Ladies and Gentlemen:

Enclosed for filing by Matthews A Share Selections Fund, LLC (the “Registrant”) is Amendment No. 1 (the “Amendment”) to the Registrant’s Registration Statement under the Investment Company Act of 1940 on Form N-1A filed on March 6, 2013 (the “Initial Registration Statement”).

The purposes of the Amendment are to (i) respond to comments received from the Securities and Exchange Commission’s staff with respect to the Initial Registration Statement; and (ii) reflect various other changes to complete or update the disclosed information and to conform the disclosure with the conditions of an exemptive order recently received by the Registrant (as identified in the Amendment).

Please contact the undersigned at (415) 856-7007 with comments and questions.

Very truly yours,

/s/ David A. Hearth

David A. Hearth

for PAUL HASTINGS LLP

cc: Matthews International Capital Management, LLC